SHORT TERM INVESTMENT	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
SHORT TERM INVESTMENT

4. SHORT TERM INVESTMENT

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Short term investment	2,940,490	7,165,232
Total	$2,940,490	$7,165,232

The Company classifies fund investments with original investment terms exceeding three months but less than one year, restricted use trading cash deposited with broker-dealer securities accounts and quoted equity securities held-for-sale as short term investments.

During the six-month period ended June 30, 2026, the Company disposed of all money-market fund investments classified as short term investments as at December 31, 2025. Accordingly, the Company had no remaining balance in these money-market fund investments and restricted use trading cash deposited with broker-dealer at the end of the interim period.

The Company executed purchases and disposals of quoted equity securities throughout the six-month period. All such quoted equity securities are measured at fair value (level 1) with changes in fair value recognized in net income. All realized trading gains or losses are presented within other income on the unaudited condensed consolidated statement of operations.